Convertible Notes - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	$ 232,546
Ending balance	226,095	$ 232,546
Host Component Of The Debt | Financial liabilities at amortised cost, category
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	169,127	153,156
Accrued Interest	22,623	20,496
Interest payment	(2,452)	(2,755)
Reclassification of short-term accrued interest to short-term liability	(2,075)	(1,770)
Ending balance	187,223	169,127
Convertible Note Derivative | Financial liabilities at fair value through profit or loss, category
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	35,345	83,000
Gain on change in fair value of convertible notes derivative	(22,207)	(47,655)
Ending balance	13,138	35,345
Convertible Debt Including Derivative Component | Financial Liabilites At Amortized Cost And Financial Liabilites At Fair Value Through Profit Or Loss
Disclosure In Tabular Form Of Movement In Convertible Debt Instruments And The Related Derivative Instruments During The Period [Line Items]
Beginning balance	204,472	236,156
Accrued Interest	22,623	20,496
Interest payment	(2,452)	(2,755)
Reclassification of short-term accrued interest to short-term liability	(2,075)	(1,770)
Ending balance	200,361	204,472
Gain on change in fair value of convertible notes derivative	$ (22,207)	$ (47,655)